RECENT INVESTMENT ACTIVITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended			0 Months Ended			9 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Willmut Gas [Member]	Dec. 31, 2012 Willmut Gas [Member]	Dec. 31, 2011 Willmut Gas [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Dec. 31, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]	Apr. 30, 2010 Mexican Pipeline And Natural Gas Infrastructure [Member]		Apr. 06, 2011 Chilquinta Energia [Member]	Sep. 13, 2011 Luz Del Sur [Member]	Apr. 06, 2011 Luz Del Sur [Member]	Dec. 31, 2011 South America Acquisition [Member]	Dec. 31, 2011 South America Acquisition [Member]		Dec. 31, 2010 South America Acquisition [Member]		Apr. 06, 2011 South America Acquisition [Member]	Oct. 31, 2012 LuzLinares [Member]	Apr. 06, 2011 PurchasePriceAllocationSouthAmericaMember [Member]	Apr. 06, 2011 Peruvian Entities [Member]	Apr. 06, 2011 Chilean Entities [Member]	Apr. 06, 2011 Other Holding Companies [Member]
Business Acquisition [Line Items]
Ownership percentage before acquisition										50.00%		38.00%							85.00%
Acquired percentage interest in joint venture			100.00%					50.00%		100.00%		76.00%							15.00%
Maximum percent of Luz del Sur minority interests												14.73%
Ownership percentage after Luz Del Sur tender offer											79.82%
Additional Shares Purchased From Tender Offer											18,918,954
Luz Del Sur settlement of public tender offer											$ 43
Premium on long term debt related to purchase																		11
Consideration withheld related to purchase																		32
Fair value of businesses acquired [Abstract]
Cash consideration (fair value of total consideration)								307										611		888	385	495	8
Fair value of equity method investments immediately prior to the acquisition																				882	385	495	2
Fair value of noncontrolling interests																				279	242	37
Total fair value of businesses acquired																				2,049	1,012	1,027	10
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash																				245	22	219	4
Property, plant and equipment			17					256												1,486	931	555
Long-term debt																				(484)	(179)	(305)
Other net assets acquired								33												(173)	(223)	44	6
Total identifiable net assets								289												1,074	551	513	10
Goodwill			10					18	[1]											975	461	514
Remeasurement of equity method investments		277												277
Book value of equity interests																		605
Revenue of acquiree since acquisition date				10		6							1,100
Net Income of acquiree since acquisition date													160
Earnings of acquiree since acquisition date						21							135
Pro forma revenues														10,379		10,277
Pro forma earnings														1,079	[2]	1,062	[2]
Business acquisition, Cash paid, net of cash acquired			19							292									7
Incremental proforma revenue				7	21		3
Incrementa proforma earnings							7
Liabilities Assumed			10
Purchase of noncontrolling interests	$ (7)	$ (43)

[1]	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.
[2]	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.